UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-22951)

FundX Investment Trust
(Exact name of registrant as specified in charter)

101 Montgomery Street, Suite 2400
San Francisco, CA 94104
(Address of principal executive offices) (Zip code)

Jeff Smith
101 Montgomery Street, Suite 2400
San Francisco, CA 94104

(Name and address of agent for service)

(415) 248-8371
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  December 31, 2018

Item 1. Schedule of Investments.

FUNDX UPGRADER FUND

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2018 (UNAUDITED)

Shares		Value
	Investment Companies: 98.3%
	Core Funds:
262,499	Amana Growth Fund - Institutional Class	$9,113,963
880,805	AMG Yacktman Fund - Class I	16,779,330
107,494	Calvert Equity Fund - Class I	5,207,032
113,000	Invesco S&P 500 Low Volatility ETF	5,271,450
61,900	iShares Core High Dividend ETF	5,223,122
92,900	iShares Russell 1000 Growth ETF	12,161,539
65,000	iShares S&P 500 Growth Fund	9,793,550
395,649	Jensen Quality Growth Fund - Class I	17,194,915
845,483	Laudus US Large Cap Growth Fund	15,396,238
781,702	Polen Growth Fund - Instititional Class	19,886,497
82,250	SPDR Dow Jones Industrial Average ETF Trust	19,180,700
189,306	T. Rowe Price Blue Chip Growth Fund, Inc. - Retail Class	18,179,011
129,200	Vanguard Dividend Appreciation ETF	12,655,140
208,482	Vanguard US Growth Fund - Admiral Class	18,121,294
	Total Core Funds: 98.3%	184,163,781
	Total Investment Companies
	(Cost $203,907,131)	184,163,781
	Short-Term Investments: 1.0%
1,844,604	Fidelity Investments Money Market Government Portfolio - Institutional Class, 2.25% #	1,844,604
	Total Short-Term Investments
	(Cost $1,844,604)	1,844,604
	Total Investments: 99.3%
	(Cost $205,751,735)	186,008,385
	Other Assets in Excess of Liabilities: 0.7%	1,245,338
	Net Assets: 100.0%	$187,253,723

#	Annualized seven-day yield as of December 31, 2018.

FUNDX AGGRESSIVE UPGRADER FUND

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2018 (UNAUDITED)

Shares		Value
	Investment Companies: 99.8%
	Aggressive Funds:
65,377	Akre Focus Fund - Institutional Class	$2,267,938
101,224	AMG Yacktman Focused Fund - Class I	1,795,721
43,226	ClearBridge Small Cap Growth Fund - Class IS	1,401,813
28,863	Conestoga Small Cap Fund - Institutional Class	1,416,292
145,700	Invesco High Yield Equity Dividend Archievers ETF	2,307,888
23,800	Invesco QQQ Trust Series 1	3,671,388
80,100	Invesco S&P 500 Quality ETF	2,227,581
121,164	William Blair Growth Fund - Class I	1,120,767
	Total Aggressive Funds 47.8%	16,209,388
	Sector Funds:
31,700	Consumer Staples Select Sector SPDR Fund	1,609,726
17,758	Fidelity Health Care Services Portfolio	1,557,353
67,400	Fidelity Select Health Care Portfolio	1,486,164
33,324	Fidelity Select Medical Technology and Devices Portfolio	1,575,251
80,764	Fidelity Select Pharmaceuticals Portfolio	1,555,506
92,818	Fidelity Select Retailing Portfolio	1,266,039
9,548	Fidelity Select Utilities Portfolio	765,019
30,000	First Trust Health Care AlphaDEX Fund *	2,066,100
14,150	iShares North American Tech-Software ETF	2,455,379
9,100	iShares U.S. Healthcare ETF	1,645,371
30,900	Utilities Select Sector SPDR Trust	1,635,228
	Total Sector Funds 52.0%	17,617,136
	Total Investment Companies
	(Cost $37,366,460)	33,826,524
	Short-Term Investments: 0.0%
961	Fidelity Investments Money Market Government Portfolio - Institutional Class, 2.25%#	961
	Total Short-Term Investments
	(Cost $961)	961
	Total Investments: 99.8%
	(Cost $37,367,421)	33,827,485
	Other Assets in Excess of Liabilities: 0.2%	56,932
	Net Assets: 100.0%	$33,884,417

*	Non-income producing.
#	Annualized seven-day yield as of December 31, 2018.

FUNDX CONSERVATIVE UPGRADER FUND

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2018 (UNAUDITED)

Shares		Value
	Investment Companies: 99.2%
	Bond Funds:
221,588	Eaton Vance Floating-Rate Advantaged Fund - Class I	$2,304,516
236,238	Eaton Vance Floating-Rate Fund - Class I	2,052,909
157,096	Fidelity Floating Rate High Income Fund	1,445,278
38,500	Janus Henderson Short Duration Income ETF	1,886,500
24,700	JPMorgan Ultra-Short Income ETF	1,238,211
18,288	Osterweis Strategic Income Fund	197,148
19,000	PIMCO Enhanced Short Maturity Active ETF	1,918,050
211,272	Thompson Bond Fund	2,376,811
23,300	Vanguard Total International Bond ETF	1,264,025
187,500	Virtus Seix High Income Fund - Class I	1,115,625
371,058	Western Asset Short Duration High Income Fund - Class I (a)	1,873,840
	Total Bond Funds 36.0%	17,672,913
	Core Funds:
91,217	Amana Growth Fund - Institutional Class	3,167,058
164,687	AMG Yacktman Fund - Class I	3,137,285
16,100	iShares Core High Dividend ETF	1,358,518
17,200	iShares S&P 500 Growth Fund	2,591,524
78,886	Jensen Quality Growth Fund - Class I	3,428,397
30,726	Laudus US Large Cap Growth Fund	559,524
148,399	Polen Growth Fund - Institutional Class	3,775,276
16,800	SPDR Dow Jones Industrial Average ETF Trust	3,917,760
34,759	T. Rowe Price Blue Chip Growth Fund, Inc. - Retail Class	3,337,944
32,550	Vanguard Dividend Appreciation ETF	3,188,273
	Total Core Funds 58.0%	28,461,559
	Total Return Funds:
107,392	Fidelity Real Estate Income Fund	1,204,935
5,437	Gateway Fund - Class Y	171,983
74,185	Merger Fund - Institutional Class	1,209,211
	Total Total Return Funds 5.2%	2,586,129
	Total Investment Companies
	(Cost $52,169,570)	48,720,601
	Short-Term Investments: 0.0%
141	Fidelity Investments Money Market Government Portfolio - Institutional Class, 2.25%#	141
	Total Short-Term Investments
	(Cost $141)	141
	Total Investments: 99.2%
	(Cost $52,169,711)	48,720,742
	Other Assets in Excess of Liabilities: 0.8%	377,384
	Net Assets: 100.0%	$49,098,126

(a)	Level 2 Security.
#	Annualized seven-day yield as of December 31, 2018.

FUNDX FLEXIBLE INCOME FUND

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2018 (UNAUDITED)

Shares		Value
	Investment Companies: 115.8%
	Floating Rate Bonds:
904,942	Eaton Vance Floating-Rate Advantaged Fund - Class I	$9,411,395
2,918	Eaton Vance Floating-Rate Fund - Class I	25,355
458,536	Fidelity Floating Rate High Income Fund	4,218,531
	Total Floating Rate Bonds 21.5%	13,655,281
	High Yield Bond:
1,484,230	Western Asset Short Duration High Income Fund - Class I (a) ^	7,495,362
	Total High Yield Bond 11.8%
	Strategic Bond Fund:
876,901	Thompson Bond Fund	9,865,141
	Total Strategic Bond Fund 15.5%
	Total Return Funds:
405,417	Fidelity Real Estate Income Fund	4,548,782
15,817	Gateway Fund - Class Y	500,301
595,165	Merger Fund - Institutional Class	9,701,193
	Total Total Return Funds 23.2%	14,750,276
	Ultra Short Term Bonds:
193,400	Janus Henderson Short Duration Income ETF	9,476,600
86,500	JPMorgan Ultra-Short Income ETF	4,336,245
96,500	PIMCO Enhanced Short Maturity Active ETF	9,741,675
	Total Ultra Short Term Bonds 37.1%	23,554,520
	World Bond:
78,700	Vanguard Total International Bond ETF	4,269,475
	Total World Bond 6.7%
	Total Investment Companies
	(Cost $75,843,228)	73,590,055
	Short-Term Investments: 0.0%
368	Fidelity Investments Money Market Government Portfolio - Institutional Class, 2.25%#	368
	Total Short-Term Investments
	(Cost $368)	368
	Total Investments: 115.8%
	(Cost $75,843,596)	73,590,423
	Liabilities in Excess of Other Assets: (15.8)%	(10,018,401)
	Net Assets: 100.0%	$63,572,022

(a)	Level 2 Security.
#	Annualized seven-day yield as of December 31, 2018.
^	A portion of the securities held by the fund are considered to be illiquid. The fair value total of the portion of all such illiquid securities is $3,304,336 (representing 5.2% of net assets).

FUNDX TACTICAL UPGRADER FUND

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2018 (UNAUDITED)

Shares			Value
	Investment Companies: 44.8%
	Core Funds:
168,133	AMG Yacktman Fund - Class I		$3,202,924
89,604	Jensen Quality Growth Fund - Class I		3,894,210
40,000	SPDR Dow Jones Industrial Average ETF Trust		9,328,000
	Total Core Funds 27.9%		16,425,134
	Total Return Funds:
223,631	Calamos Market Neutral Income Fund - Class I		2,833,406
48,241	Gateway Fund - Class Y		1,525,858
212,010	T. Rowe Price Capital Appreciation Fund - Class I		5,628,866
	Total Total Return Funds 16.9%		9,988,130
	Total Investment Companies
	(Cost $28,655,387)		26,413,264
	Short-Term Investments: 53.7%
	Money Market Funds:
6,703,928	Fidelity Investments Money Market Government Portfolio - Institutional Class, 2.25%#		6,703,928
	Total Money Market Funds 11.4%
	US Treasury Bills:
4,000,000	United States Treasury Bill, Maturity Date 1/17/2019, 2.25%		3,996,015
6,000,000	United States Treasury Bill, Maturity Date 1/24/2019, 2.28%		5,991,316
5,000,000	United States Treasury Bill, Maturity Date 3/07/2019, 2.33%		4,978,878
10,000,000	United States Treasury Bill, Maturity Date 3/28/2019, 2.34%		9,944,130
	Total US Treasury Bills 42.3%		24,910,339
	Total Short-Term Investments
	(Cost $31,614,849)		31,614,267

Contracts	(100 shares per contract)	Notional Amount	Value
	Purchased Options: 0.7%
500	SPDR S&P 500 ETF Trust Put Option	$12,496,000	$169,000
	Exercise Price $245.00
	Expiration Date: January 2019
500	SPDR S&P 500 ETF Trust Put Option	12,496,000	119,750
	Exercise Price $241.00
	Expiration Date: January 2019
500	SPDR S&P 500 ETF Trust Put Option	12,496,000	109,750
	Exercise Price $240.00
	Expiration Date: January 2019
	Total Purchased Options
	(Cost $599,611)		398,500
	Total Investments: 99.2%
	(Cost $60,869,847)		58,426,031
	Other Assets in Excess of Liabilities: 0.8%		444,882
	Net Assets: 100.0%		$58,870,913

#	Annualized seven-day yield as of December 31, 2018.

SCHEDULE OF OPTIONS WRITTEN AT DECEMBER 31, 2018 (UNAUDITED)

Contracts	Contracts (100 shares per contract)	Notional Amount	Value
200	SPDR Dow Jones Industrial Average ETF Trust Call Option	$4,664,000	$218,500
	Exercise Price $225.00
	Expiration Date: January 2019
200	SPDR Dow Jones Industrial Average ETF Trust Call Option	4,664,000	188,000
	Exercise Price $227.00
	Expiration Date: January 2019
	Total Options Written
	(Premium received $186,294)		$406,500

FUNDX SUSTAINABLE IMPACT FUND

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2018 (UNAUDITED)

Shares		Value
	Investment Companies: 121.1%
	Core Funds:
36,071	Amana Growth Fund - Institutional Class	$1,252,377
42,101	AMG Yacktman Fund - Class I	802,032
74,879	Brown Advisory Sustainable Growth Fund - Institutional Class	1,574,717
49,014	Calvert Equity Fund- Class I	2,374,218
10,469	Fidelity Advisor Growth Opportunities Fund - Class I	745,412
36,500	Invesco S&P 500 Low Volatility ETF	1,702,725
27,333	Jensen Quality Growth Fund - Class I	1,187,872
62,903	Polen Growth Fund - Institutional Class	1,600,258
8,950	SPDR S&P Dividend ETF	801,204
	Total Core Funds 121.1%	12,040,815
	Total Investment Companies
	(Cost $13,050,660)	12,040,815
	Short-Term Investments: 0.0%
163	Fidelity Investments Money Market Government Portfolio - Institutional Class, 2.25%#	163
	Total Short-Term Investments
	(Cost $163)	163
	Total Investments: 121.1%
	(Cost $13,050,823)	12,040,978
	Liabilities in Excess of Other Assets: (21.1)%	(2,095,536)
	Net Assets: 100.0%	$9,945,442

#	Annualized seven-day yield as of December 31, 2018.

Summary of Fair Value Disclosure
December 31, 2018

Security Valuation. Investments in open-end mutual funds are valued at their respective net asset values on the valuation date. Security valuations for the Funds’ investments in investment companies are furnished by an independent pricing service that has been approved by the Funds’ board of directors. All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bidand asked price will be used.

Short-term securities that have maturities of less than 60, at time of purchase, days are valued at amortized cost, which when combined with accrued interest, approximates market value.
Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith or under the direction of the Board of Trustees. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board of Trustees. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2018 the Funds did not hold fair valued securities.

The Funds may utilize various methods to measure the fair value of some of their investments. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods.  The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments,  interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds' investments as of December 31, 2018:

FundX Upgrader Fund	Level 1	Level 2	Level 3	Total
Investment Companies	$184,163,781	$-	$-	$184,163,781
Short-Term Investments	1,844,604	-	-	1,844,604
Total Investments in Securities	$186,008,385	$-	$-	$186,008,385

FundX Aggressive Upgrader Fund	Level 1	Level 2	Level 3	Total
Investment Companies	$33,826,524	$-	$-	$33,826,524
Short-Term Investments	961	-	-	961
Total Investments in Securities	$33,827,485	$-	$-	$33,827,485

FundX Conservative Upgrader Fund	Level 1	Level 2	Level 3	Total
Investment Companies	$46,846,761	$1,873,840	$-	$48,720,601
Short-Term Investments	141	-	-	141
Total Investments in Securities	$46,846,902	$1,873,840	$-	$48,720,742

FundX Flexible Income Fund	Level 1	Level 2	Level 3	Total
Investment Companies	$66,094,693	$7,495,362	$-	$73,590,055
Short-Term Investments	368	-	-	368
Total Investments in Securities	$66,095,061	$7,495,362	$-	$73,590,423

FundX Tactical Upgrader Fund	Level 1	Level 2	Level 3	Total
Investment Companies	$26,413,264	$-	$-	$26,413,264
Short-Term Investments	31,614,267	-	-	31,614,267
Purchased Options	-	398,500	-	398,500
Total Investments in Securities	$58,027,531	$398,500	$-	$58,426,031
Other Financial Instruments
Written Options	$-	$406,500	$-	$406,500

FundX Sustainable Impact Fund	Level 1	Level 2	Level 3	Total
Investment Companies	$12,040,815	$-	$-	$12,040,815
Short-Term Investments	163	-	-	163
Total Investments in Securities	$12,040,978	$-	$-	$12,040,978

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FundX Investment Trust

By /s/ Jeff Smith
      Jeff Smith, President
      (Principal Executive Officer)

Date  February 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Jeff Smith
      Jeff Smith, President
      (Principal Executive Officer)

Date  February 6, 2019

By /s/ Sean McKeon
     Sean McKeon, Treasurer
     (Principal Financial Officer)

Date  February 6, 2019